Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Detail) - USD ($) $ in Thousands	6 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2017	Mar. 31, 2019	Mar. 31, 2018
Current:
Federal			$ 0	$ 0	$ 0
State			0	0	0
Current income tax provision (benefit)			0	0	0
Deferred:
Federal			(14,420)	(15,468)	(116,563)
State			(2,389)	(3,127)	(3,058)
Deferred income tax provision (benefit)	$ (15,806)	$ (11,584)	(16,809)	(18,595)	(119,621)
Total income tax provision (benefit)	$ (15,804)	$ (11,584)	$ (16,809)	$ (18,595)	$ (119,621)